Financial Risk Management - Summary of Items Designated as Hedged Items (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash flow hedge reserve	$ (172,094)
Variable-rate instruments [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in value used for calculating hedge ineffectiveness	(247,981)
Cash flow hedge reserve	$ (247,981)